Segment information - Cash capital expenditure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Capital expenditure	$ 18,947	$ 19,601	$ 22,993
Investments in joint ventures and associates	1,886	1,404	1,202
Investments in equity securities	82	80	197
Cash capital expenditure	20,915	21,085	24,392
Integrated Gas
Disclosure of operating segments [line items]
Capital expenditure	3,952	4,095	3,491
Investments in joint ventures and associates	737	672	705
Investments in equity securities	0	0	0
Cash capital expenditure	4,689	4,767	4,196
Upstream
Disclosure of operating segments [line items]
Capital expenditure	8,849	7,739	8,249
Investments in joint ventures and associates	467	150	94
Investments in equity securities	0	1	0
Cash capital expenditure	9,316	7,890	8,343
Marketing
Disclosure of operating segments [line items]
Capital expenditure	1,841	2,357	5,741
Investments in joint ventures and associates	18	88	49
Investments in equity securities	3	0	0
Cash capital expenditure	1,862	2,445	5,790
Chemicals and Products
Disclosure of operating segments [line items]
Capital expenditure	2,716	2,943	2,928
Investments in joint ventures and associates	345	347	84
Investments in equity securities	2	0	2
Cash capital expenditure	3,063	3,290	3,014
Renewables and Energy Solutions
Disclosure of operating segments [line items]
Capital expenditure	1,477	2,338	2,314
Investments in joint ventures and associates	314	138	261
Investments in equity securities	75	73	106
Cash capital expenditure	1,866	2,549	2,681
Corporate
Disclosure of operating segments [line items]
Capital expenditure	112	129	270
Investments in joint ventures and associates	5	9	9
Investments in equity securities	2	6	89
Cash capital expenditure	$ 119	$ 144	$ 368